INCOME TAXES - Net deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets (liability)
Net operating loss carryforward		$ 504
Startup/Organization Expenses	$ 347,666	1,884
Total deferred tax assets (liability)	347,666	2,388
Valuation Allowance	$ (347,666)	$ (2,388)